April 4, 2016

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
PRE 14A
File No. 811-07572

Dear Sir or Madam,

Principal Funds, Inc. (the “Registrant”) is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”).

The Proxy Statement is being filed to solicit shareholders of the Global Diversified Income Fund (a series of the Registrant) to approve a new sub-advisory agreement with Principal Global Investors, LLC and to approve the Fund's reliance on Manager of Managers exemptive relief. It is our intent to file the Definitive 14A on April 14, 2016.

Please call me at 515-235-9328 or Jennifer Block at 515-235-9154 if you have any questions.
Sincerely,
/s/ Adam U. Shaikh

Adam U Shaikh
Assistant Counsel, Registrant